Document and Entity Information	3 Months Ended
Jul. 31, 2014
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jul. 31, 2014
Entity Registrant Name	ASPEN GROUP, INC.
Entity Central Index Key	0001487198
Current Fiscal Year End Date	--04-30
Entity Filer Category	Smaller Reporting Company